RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	A shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Beijing Lentuo Tongda Enterprise Management Co., Ltd.	A company controlled by Mr. Guo
Mr. Yingjie Wang	Noncontrolling interests in Yuchen
Mr. Fuli Guo	Noncontrolling interests in Yuchen
ITOCHU	Noncontrolling interests in Aotong
Haowu	The holding company of noncontrolling interests in Ruitai
Tianjin Material Group	The parent company of Haowu

The Group had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Temporary funding to related parties:
Mr. Guo	-	24,024	-	-
Tianjin Material Group	-	55,343	-	-
Lentuo Electromechanical	186,805	-	-	-
Mr. Fuli Guo	720	6,460	-	-
Haowu	35,437	35,009	-	-

	222,962	120,836	-	-

Repayments of temporary funding to related parties:
Mr. Guo	-	24,024	-	-
Mr. Yingjie Wang	-	2,000	-	-
Lentuo Electromechanical	186,805	-	-	-
Mr. Fuli Guo	-	41,760	2,487	411
Tianjin Material Group	-	-	55,343	9,142
Haowu	-	70,079	-	-

	186,805	137,863	57,830	9,553

Temporary funding from related parties:
Mr. Guo	-	27,417	-	-
Lentuo Electromechanical	129,935	20,000	-	-

	129,935	47,417	-	-

Repayments of temporary funding from related parties:
Mr. Guo	13,553	27,417	-	-
Lentuo Electromechanical	119,935	30,000	-	-

	133,488	57,417	-	-

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Long-term prepayments for asset acquisition :
Lentuo Electromechanical	-	-	125,387	20,712
Beijing Lentuo Tongda Enterprise Management Co., Ltd.	-	-	177,382	29,302

	-	-	302,769	50,014

Sales of automobile to a related party:
Haowu	-	-	45,853	7,574

	-	-	45,853	7,574

Interest received from a related party:
Tianjin Material Group	-	352	-	-

	-	352	-	-

The Group had the following related party balances as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Amounts due from related parties:
Mr. Fuli Guo	2,487	-	-
Tianjin Material Group	55,343	-	-
Haowu	-	53,000	8,755

	57,830	53,000	8,755